Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity File Number	333-294940
Entity Registrant Name	RMX INDUSTRIES, INC.
Entity Central Index Key	0001970743
Entity Tax Identification Number	88-2960484
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4514 Cole Ave
Entity Address, Address Line Two	Ste. 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75205
City Area Code	866
Local Phone Number	706-4276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false